SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Mar. 31, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of consolidation

The accompanying condensed CFS were prepared in accordance with U.S. GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation were included in the Company’s unaudited condensed CFS. The unaudited condensed CFS should be read in conjunction with the Company’s CFS and the notes thereto for the years ended September 30, 2025 and 2024 included in the Company’s Form 20-F. The accompanying unaudited condensed CFS include the financial statements of the Company and its subsidiaries. All inter-company balances and transactions are eliminated in consolidation. Operating results for the six months ended March 31, 2026 and 2025 are not necessarily indicative of the results that may be expected for the full year.

Uses of estimates

In preparing CFS in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the CFS and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements and are adjusted to reflect actual experience when necessary. Significant estimates required to be made by management include, but are not limited to allowance for doubtful accounts, and realization of deferred tax assets. Actual results could differ from those estimates. The Company evaluates its estimates and assumptions on an ongoing basis and its estimates on historical experience, current and expected future conditions and various other assumptions that management believes are reasonable under the circumstances based on the information available to management at the time these estimates and assumptions are made. Actual results and outcomes may differ significantly from these estimates and assumptions.

Principles of consolidation

The CFS include the financial statements of the Company and its subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. As of March 31, 2026 and September 30, 2025, all subsidiaries are controlled through equity investment, and none through contractual arrangements with variable interest entities.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Non-controlling Interest

Non-controlling interest on the consolidated balance sheets results from the consolidation of a Singapore subsidiary and a Japanese subsidiary. The portion of the income or loss applicable to the non-controlling interest in subsidiary is reflected in the consolidated statements of income and comprehensive income (loss) and the consolidated statements of changes in equity.

Business Combinations

Business combinations are accounted for using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. Identifiable assets acquired and liabilities assumed are recognized at their acquisition-date fair values. The acquisition date is the date on which control is obtained. Determining the fair value (“FV”) of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, asset lives and market multiples, among other items. If in a business combination, the aggregate amounts of the consideration transferred, the FV of noncontrolling interest of the acquiree, and the FV of the acquirer’s previously held equity interest in the acquiree exceeds the net amount of the FV of the identifiable assets acquired and the liabilities assumed, the Company will recognize goodwill on the acquisition date, measured as the excess amount. If in a business combination, the net amount of the FV of the identifiable assets acquired and the liabilities assumed exceeds the aggregate of the amounts of consideration transferred, the FV of noncontrolling interest of the acquiree, and the FV of the acquirer’s previously held equity interest in the acquiree, the Company will recognize the resulting gain in earnings on the acquisition date, measured as the excess amount.

Cash and cash equivalents

Cash comprises cash at banks and cash on hand, which includes deposits with original maturities of three months or less with commercial banks in Singapore, Hong Kong and PRC. Cash balances in bank accounts in the PRC are covered by a Chinese insurance program where RMB 500,000 (approximately US$70,234) deposit insurance limit for a legal entity’s aggregated balances at each bank. Cash equivalent is highly liquid deposits placed with financial institutions, which are readily convertible into known amounts of cash with original maturities of less than 3 months.

Restricted cash

Cash that is restricted as to withdrawal is reported separately on the Consolidated Balance Sheets and is included in total cash in the Consolidated Statements of Cash Flows.

Credit Losses

On October 1, 2023, the Company adopted ASU 2016-13 Financial Instruments - Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments, which replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The measurement of expected credit losses under CECL is applicable to financial assets measured at amortized cost, including accounts receivable. The Company uses the roll-rate method to measure the expected credit losses of account receivables on a collective basis when similar risk characteristics exist. The roll-rate method stratifies the receivables balance by delinquency stages and projected forward in one-year increments using historical roll rate. In each period end of the simulation, losses on the receivables are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a yearly rolling basis. The loss rate calculated for each delinquency stage is then applied to respective receivables balance. The management adjusts the allowance that is determined by the roll-rate method for both current conditions and forecasts of economic conditions. The Company adopted ASC Topic 326 using the modified retrospective method in scope of the standard.

Expected provision for credit losses is included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Accounts Receivable, net

Accounts receivable, net is the amounts the Company has an unconditional right to consideration, which are stated at the original amount less an allowance for credit losses.

Inventories, net

Inventories are the IT equipment used to sell to customers. Inventories are stated at the lower of cost or net realizable value. The Company determines the cost of inventory using weighted average method. The Company estimates the recoverability of inventory by reference to internal estimates of future demands and product life cycles, including expiration. The Company periodically analyzes its inventory levels to identify inventory that may expire prior to expected sale, no longer meeting quality specifications, or has a cost basis in excess of its estimated realizable value and records a charge to cost of sales for such inventory as appropriate. As of March 31, 2026 and September 30, 2025 (audited), no impairment loss was recognized.

Advances to Vendors

Advances to vendors are balances paid to suppliers for services and materials that have not been provided or received. To deliver application development services to customers, the Company needs to purchase IT equipment and tailor-make software to build up a hardware facility with software integrated to run a system. When the prepayment is made to the IT equipment suppliers or software suppliers while the IT equipment or the software is not delivered to the Company, an advance to vendor is recorded. In addition, the Company also purchases services from suppliers with the period more than one year. The unamortized part of prepayment is recorded as an advance to vendors. Suppliers usually ask for a prepayment for the IT equipment or tailor-made software and will deliver in around 1-3 months.

Advances to vendors are short-term and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets impaired if the relative services or inventory will not be provided or received later. In addition, at each reporting date, the Company generally determines the adequacy of allowance for doubtful advances to vendors by evaluating all available information, and then records specific allowances for those advances based on the specific facts and circumstances. As of March 31, 2026 and September 30, 2025, no such allowance was recognized.

Prepayment and other assets

Prepayments and other assets primarily consist of prepaid expenses, rent deposits, loans to third-parties, security deposits made to customers and advances to employees, which are presented net of allowance for doubtful accounts. Prepayments and other assets are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. The allowance is also based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment. Other receivables are written off against the allowances only after exhaustive collection efforts. As of March 31, 2026 and September 30, 2025, no allowance for doubtful accounts were provided on prepayments and other assets.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided in amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Electronic equipment	3-5 years
Office furniture	5 years
Transportation equipment	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income in other income or expenses.

Intangible asset, net

Intangible assets are stated at cost less accumulated amortization and any impairment losses incurred. Amortization is recognized on a basis that reflects the pattern in which the expected future economic benefits of the intangible assets are consumed or utilized. The carrying amount of intangible assets comprises externally purchased customer lists and software, which are amortized on a straight - line basis over 8 years and 5 years, respectively, consistent with the Company’s estimate of the period over which economic benefits will be derived from such assets.

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the six months ended March 31, 2026 and 2025, respectively.

Stock-Based Compensation

The Company accounts for stock-based compensation under ASC 718 “Compensation - Stock Compensation” using the fair value-based method. Under this method, compensation cost is measured at the grant date based on the value of the award. The Company recognizes the goods acquired or services received in a share-based payment transaction with nonemployees when it obtains the goods or services are received. The Company recognizes an asset before it actually receives goods or services if it first exchanges a share-based payment for an enforceable right to receive those goods or services. The compensation cost for an award of share-based employee compensation classified as equity is recognized over the requisite service period. The requisite service period is the period during which an employee is required to provide services in exchange for an award, which often is the vesting period.

Convertible notes

The Company accounts for convertible debt instruments in accordance with ASC 470-20 and ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. Under this guidance, the Company no longer separates the liability and equity components of convertible instruments that do not require bifurcation under ASC 815. Instead, the entire convertible instrument is accounted for as a single liability, unless the fair value option under ASC 825-10 is elected or an embedded conversion feature requires separate accounting as a derivative.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Convertible notes (Continued)

The Company first evaluates whether to elect the fair value option under ASC 825-10. If the fair value option is not elected, the Company assesses whether the embedded conversion feature requires bifurcation under ASC 815. If bifurcation is not required and the instrument is not issued with a substantial premium, the convertible debt is accounted for as a single liability instrument under the traditional convertible debt model. Any debt discount or premium is amortized over the expected term of the instrument using the effective interest method and recognized as additional non-cash interest expense.

Derivative liability

The Company does not use derivative instruments to hedge exposures to cash flows, market, or foreign currency risks. The Company evaluates all of its financial instruments, including stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives.

For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to operations. For option-based simple derivative financial instruments, the Company uses the Binomial option-pricing model to value the derivative instruments at inception and subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period.

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the FV of financial instruments. FV is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standard, ASC Topic 820, Fair Value Measurements (“ASC Topic 820”) establish a three-level valuation hierarchy for disclosures of FV measurement and enhance disclosure requirements for FV measurements. A three-level FV hierarchy prioritizes the inputs used to measure FV. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure FV are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Financial liabilities reported in fair value hierarchy

	As of March 31, 2026
Financial liabilities	Fair value				Book value
	Level 1	Level 2	Level 3	Total	Total
Derivative liability	—	—	$25,585	$25,585	$25,585
Total financial liabilities in fair value hierarchy	—	—	$25,585	$25,585	$25,585

	As of September 30, 2025
Financial liabilities	Fair value				Book value
	Level 1	Level 2	Level 3	Total	Total
Derivative liability	—	—	$230,379	$230,379	$230,379
Total financial liabilities in fair value hierarchy	—	—	$230,379	$230,379	$230,379

The movement, fair value measurement method and key inputs of the derivative liability is included in Note 14 “Derivative liability”.

Unless otherwise disclosed, the FV of the Company’s financial instruments, including cash, accounts receivable, prepayments and other current assets, accounts payable, accrued expenses and other liabilities and bank loans, approximates their recorded values due to their short-term maturities.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue recognition

The Company follows ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company derives its revenues from two sources: (1) revenue from application development services, and (2) revenue from subscription services. All of the Company’s contracts with customer do not contain cancelable and refund-type provisions.

(1)	Revenue from application development service

The Company’s application development service contracts are primarily on a fixed-price basis with no variable consideration, which require the Company to perform services including project planning, project design, application development and system integration based on customers’ specific needs and the service may also involve sales of IT equipments. These services also require significant production and customization. These services represent a single performance obligation as they are highly interdependent and interrelated and cannot be separately identifiable. The Company used the stand-alone selling price to allocate the transaction prices between development service and IT equipment sales. Upon delivery of the services, customer acceptance is generally required.

Certain application development service contracts contain a significant financial component, which is a financial service obligation to the customers. In these cases, after deducting the standalone selling price of the financial service, which is calculated based on Chinese Central Bank’s suggesting bank loan interest rate for the duration similar to the credit period granted to the customers, the remaining amount of the contract consideration is allocated to the equipment and the application development services based on their relative standalone prices.

For the application development service contract, except for the financial income revenue, the Company believes the application development performance obligation is satisfied upon customer acceptance. The financial income revenue is recognized over the credit period granted to the customers. No significant returns, refund and other similar obligations during each reporting period.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue recognition (Continued)

(2)Revenue from subscription services

Revenue from subscription services is comprised of subscription fees from customers accessing the Company’s software-as-a-service applications for a subscribed period. The Company’s billing to customer is on the basis of number of users or the actual usage by the customers. The subscription arrangements are considered service contracts because customers do not have the right to take possession of the software and can only benefit from the software when provided the right to access the software. Accordingly, the subscription services contracts typically include a single performance obligation and the terms of pricing and payment are fixed, no variable consideration is involved. The revenue from subscription services is recognized over the contract term on a straight-line basis or based on the actual usage as customers receive and consume benefits of such services. No significant returns, refund and other similar obligations during each reporting period.

(3)Revenue from AI Computing Power support services

Revenue from AI computing power support services consists of usage fees paid by customers for access to the Company’s AI computing power during the service period. The Company bills customers based on the volume of computing power occupied and duration of occupancy. Since customers do not obtain ownership of the computing power and can only enjoy the rights and interests associated with the AI computing power upon gaining access to it, such service arrangements are classified as service contracts. Accordingly, AI computing power support service contracts typically contain a single performance obligation, with fixed pricing and payment terms, and no variable consideration is involved. Revenue from AI computing power support services is recognized over the contract term on either a straight-line basis or based on actual usage, in accordance with the pattern in which customers receive and consume the benefits of such services. There have been no significant returns, refunds or other similar obligations during each reporting period.

The Company reports revenues net of value added tax (“VAT”), goods and services tax (“GST”) or consumption tax (“CT”). The Company’s subsidiaries in PRC are subject to a 6% to 13% value added tax (“VAT”). The Company’s subsidiaries in Singapore are subject to 0-9% GST. The Company’s Japanese subsidiary is subject to 10% consumption tax.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenues recognized prior to invoicing when the Company has satisfied the Company’s performance obligation and has the unconditional rights to payment. Unearned revenues consist of payments received or awards to customers related to unsatisfied performance obligation at the end of the period. Advance from customers of $1,919,206 and $425,116 as of September 30, 2025 and 2024 were recognized as revenues in the six months ended March 31, 2026 and 2025, respectively. All unsatisfied performance obligations will be performed within the next 12 months. In certain application development service contracts, it contains a significant financial component, which represents a financial service obligation to the customers.

Disaggregation of revenue

For the six months ended March 31, 2026 and 2025, the disaggregation of revenue by major revenue stream is as follows:

	2026	2025
Application development services	$3,870,070	$2,491,822
Subscription service	1,416,045	1,162,588
AI Computing power support service	1,073,792	—
Total	$6,359,907	$3,654,410

Advertising expenditures

Advertising expenditures are expensed as incurred for the periods presented. Advertising expenditures are included in selling expenses. For the six months ended March 31, 2026 and 2025, advertising expenses were $350,106 and $281,211 respectively.

Leases

The Company determines whether an arrangement is a lease at inception. Lessee leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset or the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of these criteria.

The Company leases office spaces, which are classified as operating leases and leases certain AI computing facilities as finance lease in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Operating leases are included in operating lease right-of-use assets, operating lease liabilities, current, and operating lease liabilities, non-current, and finance leases are included in finance lease right of use assets, finance lease liabilities, current, and finance lease liabilities, non-current in the consolidated balance sheet.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The operating lease right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received.

The Company has elected the short-term lease exception, and therefore operating lease right-of-use assets and liabilities do not include leases with a lease term of twelve months or less.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Leases (Continued)

The Company has entered into a lease agreement for certain AI computing facilities, with a lease term of 60 months. As the lease term covers a major part of the underlying assets’ remaining economic life, the Company assumes substantially all the risks and rewards incidental to ownership of such facilities. Accordingly, these leases are classified as finance lease right of use assets, with corresponding lease liabilities recorded. The Company paid the full amount of lease payment at the beginning of the lease term.

Expenses for routine operations are expensed as incurred. Amortization of finance lease right of use assets is included within R&D expenses in the consolidated statements of operations. Finance lease right of use assets is depreciated on a straight-line basis over the term of the lease.

Value added tax (“VAT”), goods and services tax (“GST”) and consumption tax (“CT”)

Revenue is the invoiced value of goods and services, net of VAT, GST or CT.

The VAT is based on gross sales price and VAT rates range from 6% to 13%, depending on the type of products sold or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All VAT returns filed by the Company’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

The GST is based on gross sales price and GST rates of 9% or exempted if the revenue is from exported services. Our Singapore subsidiary is allowed to offset input GST paid to suppliers against their output GST liabilities. Net GST balance between input GST and output GST is recorded in taxes payable.

The CT is based on gross sales price and CT rates of 10%. Our Japanese subsidiary is allowed to offset input CT paid to suppliers against their output CT liabilities. Net CT balance between input CT and output CT is recorded in taxes payable.

Government grant

Government grants are recognized in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the Consolidated Statements of Income and Comprehensive Income (Loss) upon receipt and all conditions attached to the grants are fulfilled. For the six months ended March 31, 2026 and 2025, the Company received $27,227 and $2,960 government subsidy for various research programs, included in other income, net.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the CFS. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes was incurred for the six months ended March 31, 2026 and 2025. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($14,250). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. All of the tax returns of the Company’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Loss per Share

The Company computes (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Foreign currency translation

The functional currencies of the Company are the local currencies of the country in which the subsidiary operates. The Company’s CFS are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect on that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component in accumulated other comprehensive income included in consolidated statements of changes in equity. In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated income statements during the year in which they occur.

Since the Company operates primarily in the PRC mainland, Hong Kong, Singapore and Japan, the Company’s functional currency is the Chinese Yuan (“RMB”), Hong Kong dollar (“HK$”), Singapore dollar (“SG$”) and Japanese Yen (“JPY”). The Company’s CFS were translated into the reporting currency of U.S. Dollars (“US$”). The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in the translation.

The following table outlines the currency exchange rates that were used in creating the CFS in this report:

	March 31,	March 31,	September 30,
	2026	2025	2025
RMB Balance sheet items, except for equity accounts	US$1=RMB 6.8980	US$1=RMB 7.2567	US$1=RMB 7.1190
RMB Items in the statements of income and cash flows	US$1=RMB 7.0061	US$1=RMB 7.2308	US$1=RMB 7.2125
HK$ Balance sheet items, except for equity accounts	US$1=HK$ 7.8400	US$1=HK$ 7.7799	US$1=HK$7.7809
HK$ Items in the statements of income and cash flows	US$1=HK$ 7.7954	US$1=HK$ 7.7771	US$1=HK$7.7948
SG$ Balance sheet items, except for equity accounts	US$1=SG$1.2893	US$1=SG$1.3445	US$1=SG$1.2903
SG$ Items in the statements of income and cash flows	US$1=SG$1.2857	US$1=SG$1.3399	US$1=SG$1.3156
JPY Balance sheet items, except for equity accounts	US$1=JPY159.080	US$1=JPY149.90	US$1=JPY147.97
JPY Items in the statements of income and cash flows	US$1= JPY155.475	US$1= JPY149.06	US$1= JPY149.15

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Comprehensive loss

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustment resulting from the Company not using US$ as its functional currency.

Segment reporting

In accordance with ASC Topic 280, Segment Reporting, the Company’s chief operating decision maker (“CODM”) was identified as the Chief Executive Officer. The Company’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment.

Concentrations of risks

(a)	Concentration of credit risk

Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of March 31, 2026 and September 30, 2025, cash of $235,512 and $187,061 respectively, was held at major financial institutions in mainland PRC, where there RMB 500,000 (approximately $70,000) deposit insurance limit for a legal entity’s aggregated balance at each bank. To limit the exposure to credit risk relating to deposits, the Company primarily places cash deposits with large financial institutions in the PRC. The Company conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Company establishes an accounting policy to provide for allowance for doubtful accounts based on the individual customer’s and supplier’s financial condition, credit history, and the current economic conditions.

(b)	Significant customers

Customers that make up 10% or more of revenue for the six months ended March 31, 2026 and 2025 are as follows:

	2026	2025

Customer A	*	32.9%
Customer B	22.6%	—
Customer C	*	13.6%
Customer D	*	10.2%
*	The revenue of this customer is not over 10% of total revenue of the Company.

Customers that make up 10% or more of accounts receivable as of March 31, 2026 and September 30, 2025 are as follows

	2026	2025

Customer A	26.0%	33.2%
Customer B	*	11.2%
Customer C	*	10.3%
Customer D	12.0%	12.7%
*	The accounts receivable of this customer is not over 10% of total accounts receivable of the Company.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Concentrations of risks (Continued)

(c)	Significant suppliers

Suppliers that make up 10% or more of purchase for the six months ended March 31, 2026 and 2025 are as follows:

	2026	2025
Supplier A	*	22.0%
Supplier B	21.6%	31.7%
Supplier C	*	10.5%
Supplier D	*	18.3%
Supplier E	21.9%	*
Supplier F	23.8%	*
*	The purchases from this supplier are not over 10% of total purchases of the Company.

Suppliers that make up 10% or more of accounts payable as of March 31, 2026 and September 30, 2025 are as follows

	2026	2025
Supplier A	28.6%	40.0%
Supplier B	20.2%	*
Supplier G	*	25.4%
Supplier H	10.1%	*
*	The accounts payable of this supplier are not over 10% of total accounts payable of the Company.

(d)	Foreign currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company’s functional currency is the RMB, and the Company’s financial statements are presented in U.S. dollars. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in the Company’s business or results of operations. Currently, the Company’s assets, liabilities, revenues and costs are denominated in RMB. To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. As a result, the Company’s operating results and financial statements may not be comparable to the operating results and financial statements of other companies who have adopted the new or revised accounting standards.

In October 2023, the FASB issued ASU No. 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative”. This standard was issued in response to the SEC’s disclosure update and simplification initiative, which affects a variety of topics within the Accounting Standards Codification. The amendments apply to all reporting entities within the scope of the affected topics unless otherwise indicated. This ASU will become effective for each amendment on the date on which the SEC removes the related disclosure from its regulations. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company is currently evaluating the impact of adopting this ASU on its CFS.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures.” This ASU expands required public entities’ segment disclosures, including disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. ASU 2023-07 is applied retroactively to all periods presented in financial statements, unless it is impracticable. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted this guidance effective October 1, 2024 and concluded that the adoption of the ASU does not have material effect on its CFS.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. The ASU is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Company adopted this guidance effective October 1, 2025. Adoption expanded income tax footnote disclosures but had no material impact on the consolidated statements of operations, balance sheets, or cash flows.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the CFS upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its CFS.